16. Short and long-term debt (Details 4) - Engine Facility (Cacib) [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 34,928
Cost	R$ 2,005
Interest rate	0.75%
USD
DisclosureOfDebtLineItems [Line Items]
Transaction Date	3/27/2018
Principal amount	R$ 10,503
Cost	R$ 603
Maturity date	1/24/2020
Principal amount	R$ 36,951
Cost	R$ 2,001
Interest rate	0.75%
USD
DisclosureOfDebtLineItems [Line Items]
Transaction Date	5/4/2018
Principal amount	R$ 10,467
Cost	R$ 567
Maturity date	3/24/2020
Principal amount	R$ 39,710
Cost	R$ 1,538
Interest rate	0.75%
USD
DisclosureOfDebtLineItems [Line Items]
Transaction Date	6/29/2018
Principal amount	R$ 10,299
Cost	R$ 399
Maturity date	4/29/2020
Principal amount	R$ 42,597
Cost	R$ 1,658
Interest rate	0.75%
USD
DisclosureOfDebtLineItems [Line Items]
Transaction Date	8/29/2018
Principal amount	R$ 10,301
Cost	R$ 401
Maturity date	6/30/2020
Principal amount	R$ 39,417
Cost	R$ 1,170
Interest rate	0.75%
USD
DisclosureOfDebtLineItems [Line Items]
Transaction Date	11/30/2018
Principal amount	R$ 10,203
Cost	R$ 3,030
Maturity date	9/30/2020